Summary of Significant Accounting Policies - Schedule of Balances of Accounts Receivable, Net, Deferred Revenue and Deferred Sales Commissions (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019	Jan. 01, 2018
Increase/(decrease)	$ (6,224)	$ (7,559)	$ 8,946	$ 13,150	$ 1,137
Deferred revenue				60,600				$ 46,233
Increase/(decrease)	179	$ (1,473)	11,311	14,365	(5,267)
Deferred sales commissions	32,800		31,943	28,351				21,281
Deferred contract costs [Member]
Deferred sales commissions	32,800		31,943	28,351		$ 31,943	$ 28,351	21,281
Increase/(decrease)	857		3,592	7,070
Deferred Revenue
Deferred revenue	73,221		74,688	60,600	66,623	74,688	60,600	46,233	$ 73,199
Increase/(decrease)	(1,467)		14,088	14,367	(6,576)
Accounts Receivable, Net
Accounts receivable, net	46,915		53,749	43,619	20,240	$ 53,749	$ 43,619	$ 30,580	$ 19,274
Increase/(decrease)	$ (6,834)		$ 10,130	$ 13,039	$ 966